Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of the compnay's total lease costs
	Year ended December 31,	Year ended December 31,
	2021	2020
	(U.S. Dollars in thousands)	(U.S. Dollars In thousands)
Operating lease cost:
Fixed payments	653	276
Short-term lease cost	48	65
Total operating lease cost	701	341

Schedule of supplemental cash flow information related to operating leases
	Year ended December 31,	Year ended December 31,
	2021	2020
	(U.S. Dollars in thousands)	(U.S. Dollars in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	507	169

Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	194	1,085

Schedule of supplemental balance sheet information
	December 31,	December 31,
	2021	2020
	(U.S. Dollars in thousands)	(U.S. Dollars in thousands)
Operating leases:
Operating lease right-of-use assets	1,725	1,359

Current maturities of operating leases	881	519
Non-current operating leases	950	923
Total operating lease liabilities	1,831	1,442

	December 31,	December 31,
	2021	2020
Weighted average remaining lease term
Operating leases	2.14	2.67

Weighted average discount rate
Operating leases	5.70%	5.83%

Schedule of maturities of operating lease liabilities
December 31,
2021
(U.S. Dollars in thousands)

2022	961
2023	745
2024	245
2025 and thereafter	-
Total operating lease payments	1,951
Less: imputed interest	120
Present value of lease liabilities	1,831